Regulatory charges - Schedule of Research Development and Innovation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	R$ 138	R$ 125
Additions	135	108
Expenses	(93)	(75)
Investments	(32)	(32)
Monetary updating	16	12
balances at end of period	164	138
FNDCT
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	8	9
Additions	63	49
Expenses	(62)	(50)
balances at end of period	9	8
MME
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	4	4
Additions	32	25
Expenses	(31)	(25)
balances at end of period	5	4
R&D
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	126	112
Additions	40	34
Investments	(32)	(32)
Monetary updating	16	12
balances at end of period	R$ 150	R$ 126